Staff Costs - Schedule of staff costs (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Salaries, bonuses and staff welfare	$ 121,314,816	$ 94,776,416	$ 93,660,617
Pension scheme contributions (defined contribution schemes)	7,942,657	809,482	749,664
Employee benefits expense	$ 129,257,473	$ 95,585,898	$ 94,410,281